UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24F-2

        Read instructions at end of Form before preparing Form.


1.  Name and address of issuer:

          Defined Asset Funds -Municipal Investment Trust Fund Insured
          Series 408

          c/o Fixed Income Securities, L.P.
          18925 Base Camp Rd., Suite 203
          Monument, CO  80132


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

          Defined Asset Funds -Municipal Investment Trust Fund Insured
          Series 408


3.  Investment Company Act File Number:  811-1777

    Securities Act File Number:  333-38118


4.  (a).  Last day of fiscal year for which this Form is filed:
          December 31, 2006


4.  (b).  [ ] Check box if this Form is being filed late (i.e., more than
              90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the form is being filed late, interest must be paid on the registration fee due.


4.  (c).  [X] Check box if this is the last time the issuer will be filing this form.

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                          $
                                                                 --------------

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:            $ 1,749,261.40
                                                        --------------

  (iii)  Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the
         Commission:                                    $ 4,683,797.58
                                                        --------------

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii):                           -$ 6,433,058.98
                                                                 --------------

    (v)  Net sales -- if item 5(i) is greater
         than item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                        $
                                                                 --------------

   --------------------------------------------------------------------
   (vi)  Redemption credits available for use in
         future years -- if Item 5(i) is less
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                              ($ 6,433,058.98)
                                                        --------------
   --------------------------------------------------------------------

  (vii)  Multiplier for determining registration
         fee (See Instruction C.9):                              x    0.0000307
                                                                 --------------

 (viii)  Registration fee due [multiply Item 5(v)
         by Item 5(vii)] (enter "0" if not fee
         is due):                                                $         0.00
                                                                 ==============


6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here:_________. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


7.  Interest due -- if the Form is being filed more
    than 90 days after the end of the issuer's
    fiscal year (see instruction D):                            +$         0.00
                                                                 --------------


8.  Total of the amount of the registration fee due
    plus any interest due [line 5(viii) plus line 7]:            $
                                                                 ==============


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

             [ ] Wire Transfer
             [ ] Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          Defined Asset Funds -
																	 Municipal Investment Trust Fund Insured
																	 Series 408


                                   By:  Fixed Income Securities, LP

                                   By:     /s/ Alex R. Meitzner
                                      ---------------------------------
                                             Alex R. Meitzner,
                                          Senior Vice President


Date:     March 23, 2007
      -----------------------


 * Please print the name and title of the signing officer below the signature.